Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	For the Years Ended December 31,
	2013	2012	2011
Current
U.S. federal	$45,348	$51,467	$40,762
U.S. state and local	7,731	7,813	5,961
Foreign	511	386	612
Deferred
U.S. federal, state and local	(6,995)	(3,271)	7,227
Foreign	7	120	15
Total	$46,602	$56,515	$54,577

Schedule Of Temporary Differences That Give Rise To Deferred Tax Assets (Liabilities)

	December 31,
	2013	2012
Accrued liabilities	$41,434	$32,772
Stock compensation expense	14,866	15,190
Allowance for uncollectible accounts receivable	1,396	1,510
State net operating loss carryforwards	1,495	1,461
Other	800	678
Deferred income tax assets	59,991	51,611
Amortization of intangible assets	(45,941)	(44,201)
Accelerated tax depreciation	(15,379)	(16,536)
Market valuation of investments	(2,279)	(1,569)
Currents assets	(1,459)	(1,600)
Other	(1,949)	(1,671)
Deferred income tax liabilities	(67,007)	(65,577)
Net deferred income tax liabilities	$(7,016)	$(13,966)

Schedule Of Significant Changes To Unrecognized Tax Benefits

	2013	2012	2011
Balance at January 1,	$2,646	$2,612	$704
Unrecognized tax benefits due to positions taken in current year	219	219	2,038
Decrease due to expiration of statute of limitations	(1,973)	(185)	(130)
Balance at December 31,	$892	$2,646	$2,612

Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate

	For the Years Ended December 31,
	2013	2012	2011

Income tax provision calculated using the statutory rate of 35%	$43,340	$51,037	$49,195
State and local income taxes, less federal income tax effect	4,323	4,601	4,733
Uncertain tax position adjustments	(1,782)	-	-
Nondeductible expenses	1,250	1,137	1,062
Other --net	(529)	(260)	(413)
Income tax provision	$46,602	$56,515	$54,577
Effective tax rate	37.6%	38.8%	38.8%

Schedule Of Income Taxes Paid

2013	$55,827
2012	53,436
2011	44,343